UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-7987

Dean Family of Funds_________

(Exact name of registrant as specified in charter)

_____________2480 Kettering Tower, Dayton OH,____________45423____________________

(Address of principal executive offices)	(Zip code)

Debra E. Rindler

Unified Fund Services, Inc.

431 N. Pennsylvania St.

Indianapolis, IN 46204

(Name and address of agent for service)

Registrant's telephone number, including area code:	800-327-3656

Date of fiscal year end:	3/31

Date of reporting period:	6/30/05

Item 1. Schedule of Investments.

DEAN LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2005 (Unaudited) - (Continued)

Shares	COMMON STOCKS - 97.97% - continued		Value
	Petroleum Refining - 6.31%		
2,500	BP plc ADR (a)	$	155,950
3,000	Chevron Corp.		167,760
3,000	ConocoPhillips		172,470
			496,180
	Pharmaceutical Preparations - 3.51%		
10,000	Pfizer, Inc.		275,800
	Radio & TV Broadcasting & Communication Equipment - 2.32%		
10,000	Motorola, Inc.		182,600
	Radiotelephone Communications - 4.93%		
2,700	Alltel Corp.		168,156
9,000	Vodafone Group plc ADR (a)		218,880
			387,036
	Railroads, Line-Hauling - 1.58%		
4,000	Norfolk Southern		123,840
	Retail-Building Materials, Hardware, Garden Supply - 2.16%		
3,600	The Sherwin-Williams Co.		169,524
	Retail-Department Stores - 2.05%		
2,200	Federated Department Stores		161,216
	Retail-Drug Stores & Proprietary Stores - 2.00%		
5,400	CVS Corp.		156,978
	Retail-Family Clothing Stores - 2.17%		
7,000	TJX Companies, Inc.		170,450
	Retail-Grocery Stores - 5.74%		
13,000	Kroger Co. *		247,390
9,000	Safeway, Inc.		203,310
			450,700
	Retail-Lumber & Other Building Materials Dealers - 1.98%		
4,000	Home Depot, Inc.		155,600
	Retail - Variety Stores - 2.02%		
3,300	Wal-Mart Stores, Inc.		159,060
	Rolling Drawing & Extruding of Nonferrous Metals - 2.99%		
9,000	Alcoa, Inc.		235,170
	Semiconductors & Related Devices - 5.07%		
9,000	Applied Materials, Inc.		145,620
9,000	Texas Instruments, Inc.		252,630
			398,250

DEAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2005 (Unaudited)

Shares	COMMON STOCKS - 99.79%	Value
	Agriculture Chemicals - 1.60%	
3,900	The Scotts Co. *	$ 277,719
	Air Transportation - 2.38%	
25,000	Airtran Holdings, Inc. *	230,750
10,000	Skywest, Inc.	181,800
		412,550
	Apparel & Other Finished Products of Fabric & Similar Materials - 1.86%	
30,000	Playtex Products, Inc. *	322,800
	Ball & Roller Bearings - 1.20%	
9,000	Timken Co.	207,900
	Bottled & Canned Soft Drinks & Carbonated - 1.32%	
10,500	Cott Corporation *	229,215
	Cookies & Crackers - 1.81%	
6,000	J & J Snack Foods Corp.	314,100
	Crude Petroleum & Natural Gas - 2.59%	
6,000	Forest Oil Corp. *	252,000
5,500	Remington Oil & Gas Corp. *	196,350
		448,350
	Draining & Insulating of Nonferrous Wire - 1.62%	
22,000	Andrew Corp. *	280,720
	Drilling Oil & Gas Wells - 1.54%	
9,000	Rowan Co., Inc. *	267,390
	Electric Services - 1.58%	
10,000	Otter Tail Corp.	273,300
	Electrical Work - 1.98%	
7,000	EMCOR Group, Inc. *	342,300
	Electronic Components & Accessories - 1.10%	
16,000	Vishay Intertechnology, Inc. *	189,920
	Farm Machinery & Equipment - 1.77%	
16,000	AGCO Corp. *	305,920
	Fire, Marine & Casualty Insurance - 1.93%	
16,000	Harleysville Group, Inc.	334,240
	Footwear - 1.58%	
7,000	Brown Shoe Co., Inc.	274,050
	Games, Toys & Children's Vehicles - 1.11%	
17,000	LeapFrog Enterprises *	192,100
	Gold & Silver Ores - 1.36%	
65,000	Coeur d'Alene Mines Corporation *	235,950

DEAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2005 (Unaudited) - (Continued)

Shares	COMMON STOCKS - 99.79% - continued	Value
	Heating Equipment, except Electric & Warm Air, & Plumbing Fixtures -1.55%	
25,000	Jacuzzi Brands, Inc. *	$ 268,250
	Household Furniture - 0.84%	
10,000	La-Z-Boy, Inc.	145,700
	Industrial Trucks, Tractors, Trailors & Stackers - 1.01%	
4,500	Terex Corp. *	177,300
	Leisure Durables & Toys - 2.14%	
24,000	Callaway Golf, Inc.	370,320
	Men's & Boys' Furnishings, Work Clothing & Allied Garments - 1.85%	
20,000	Quiksilver, Inc. *	319,600
	Miscellaneous Chemical Products - 1.80%	
22,000	Hercules, Inc. *	311,300
	Miscellaneous Plastics Products - 1.54%	
15,000	Spartech Corp.	267,000
	Miscellaneous Sporting Goods Stores - 1.42%	
6,500	Hibbett Sporting Goods, Inc. *	245,960
	Motor Vehicle Parts & Accessories - 1.26%	
12,000	Gentex Corp.	218,400
	National Commercial Banks - 3.89%	
9,000	First Community Bancorp	427,500
10,000	Susquehanna Bancshares, Inc.	245,900
		673,400
	Natural Gas & Transmission & Distribution - 1.51%	
8,000	Oneok, Inc.	261,200
	Office Machines - 2.10%	
16,000	Nam Tai Electronics, Inc.	363,840
	Oil & Gas Field Machinery & Equipment - 1.26%	
8,000	Gulfmark Offshore, Inc. *	218,480
	Orthopedic, Prostetic & Surgical Appliances - 1.49%	
6,500	Armor Holdings, Inc. *	257,465
	Paper Mills - 1.43%	
20,000	Glatfelter	248,000
	Perfumes, Cosmetics & Other Toilet Preparations - 1.08%	
8,000	Elizabeth Arden, Inc. *	187,120
	Pharmaceutical Preparations - 3.01%	
13,500	Andrx Corp. *	274,185
8,500	Taro Pharmaceutical Industries *	247,095
		521,280

DEAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2005 (Unaudited) - (Continued)

Shares	COMMON STOCKS - 99.79% - continued	Value
	Plastic Materials, Synth Resins & Nonvulcan Elastomers - 1.41%	
6,000	Rogers Corp. *	$ 243,300
	Pulp Mills - 1.09%	
17,000	Pope & Talbot Inc.	188,700
	Radio Broadcasting Stations - 1.12%	
17,000	Citadel Broadcasting Corp. *	194,650
	Radio & TV Broadcasting & Communications - 1.52%	
11,000	DSP Group, Inc. *	262,570
	Radio & TV Broadcasting & Communications Equipment - 1.52%	
25,000	Spectralink Corp.	263,000
	Retail-Apparel & Accessory Stores - 1.06%	
8,000	Pacific Sunwear of California, Inc. *	183,920
	Retail-Grocery Stores - 2.95%	
4,000	Arden Group, Inc.	317,120
5,000	Weis Markets, Inc.	193,950
		511,070
	Retail-Miscellaneous Shopping Goods Stores - 1.34%	
6,000	Barnes & Noble, Inc. *	232,800
	Retail-Women's Clothing Stores - 1.78%	
9,500	The Talbots, Inc.	308,465
	Rolling, Drawing & Extruding of Nonferrous Metals - 1.35%	
15,000	Tredegar Corp.	234,000
	Savings Institution, Federally Chartered - 3.83%	
14,000	BankUnited Financial Corp.	378,560
15,000	Flagstar Bancorp, Inc.	283,950
		662,510
	Semiconductors & Related Devices - 4.68%	
37,000	Aeroflex, Inc. *	310,800
10,000	Photronics, Inc. *	233,400
20,000	Zoran Corp. *	265,800
		810,000
	Services - Computer Programming, Data Processing, Etc. - 1.44%	
20,000	Novatel Wireless, Inc. *	249,400
	Services - Computer Programming Service - 1.31%	
20,000	JDA Software Group *	227,600
	Services - Prepackaged Software - 1.17%	
11,000	Sybase, Inc. *	201,850

DEAN BALANCED FUND
SCHEDULE OF INVESTMENTS
June 30, 2005 (Unaudited)

Shares	COMMON STOCKS - 63.63%	Value
	Agents, Brokers & Services - 1.67%	
1,700	Hartford Financial Services Group, Inc.	$ 127,126
	Air Courier Services - 1.07%	
1,000	Fedex Corp.	81,010
	Auto Controls For Regulating Residential and Commercial Environments - 1.20%	
2,500	Honeywell International, Inc.	91,575
	Cable & Other Pay Television Services - 2.57%	
2,500	Comcast Corp. *	76,750
3,700	Viacom, Inc., Class B	118,474
		195,224
	Computer & Office Equipment - 2.02%	
2,075	International Business Machines Corp.	153,965
	Drilling Oil & Gas Wells - 2.13%	
3,000	Transocean, Inc. *	161,910
	Electronic Connectors - 1.42%	
3,693	Tyco International Ltd.	107,836
	Electronic & Other Electrical Equipment - 1.82%	
4,000	General Electric Co.	138,600
	Fire, Marine & Casualty Insurance - 2.21%	
2,900	American International Group, Inc.	168,490
	Instruments for Measuring & Testing Electricity & Electrical Signals - 1.82%	
6,000	Agilent Technologies, Inc. *	138,120
	Insurance Agents, Brokers & Services - 1.24%	
3,400	Marsh & McLennan Companies, Inc.	94,180
	Malted Beverage - 0.96%	
1,600	Anheuser-Busch Co., Inc.	73,200
	Motor Vehicles & Passenger Car Bodies - 1.13%	
1,200	Toyota Motor Corp. ADR (a)	85,788
	National Commercial Banks - 7.73%	
2,600	Citigroup, Inc.	120,198
4,350	JPMorgan Chase & Co.	153,642
1,900	SunTrust Banks, Inc.	137,256
3,000	US Bancorp	87,600
1,800	Wachovia Corp.	89,280
		587,976

DEAN BALANCED FUND
SCHEDULE OF INVESTMENTS
June 30, 2005 (Unaudited) - (Continued)

Shares	COMMON STOCKS - 63.63% - continued	Value
	Petroleum Refining - 3.76%	
1,500	BP plc ADR (a)	$ 93,570
1,700	Chevron Corp.	95,064
1,700	ConocoPhillips	97,733
		286,367
	Pharmaceutical Preparations - 2.32%	
6,400	Pfizer, Inc.	176,512
	Radio & TV Broadcasting & Communication Equipment - 2.16%	
9,000	Motorola, Inc.	164,340
	Radiotelephone Communications - 3.04%	
1,600	Alltel Corp.	99,648
5,400	Vodafone Group plc ADR (a)	131,328
		230,976
	Railroads, Line-Hauling - 1.38%	
3,400	Norfolk Southern	105,264
	Retail-Building Materials, Hardware, Garden Supply - 1.30%	
2,100	The Sherwin-Williams Co.	98,889
	Retail-Department Stores - 1.25%	
1,300	Federated Department Stores	95,264
	Retail-Drug Stores & Proprietary Stores - 1.22%	
3,200	CVS Corp.	93,024
	Retail-Family Clothing Stores - 1.60%	
5,000	TJX Companies, Inc.	121,750
	Retail-Grocery Stores - 3.03%	
5,000	Kroger Co. *	95,150
6,000	Safeway, Inc.	135,540
		230,690
	Retail-Lumber & Other Building Materials Dealers - 1.43%	
2,800	Home Depot, Inc.	108,920
	Retail-Variety Stores - 1.20%	
1,900	Wal-Mart Stores, Inc.	91,580
	Rolling Drawing & Extruding of Nonferrous Metals - 1.79%	
5,200	Alcoa, Inc.	135,876
	Semiconductors & Related Devices - 3.38%	
5,500	Applied Materials, Inc.	88,990
6,000	Texas Instruments, Inc.	168,420
		257,410
	Services - Motion Picture & Video Tape Production - 1.19%	
5,400	Time Warner, Inc.	90,234

DEAN BALANCED FUND
SCHEDULE OF INVESTMENTS
June 30, 2005 (Unaudited) - (Continued)

Shares	COMMON STOCKS - 63.63% - continued	Value
	State Commercial Banks - 2.50%	
3,000	North Fork Bancorporation, Inc.	$ 84,270
2,200	State Street Corp.	106,150
		190,420
	Telephone Communications - 2.09%	
6,000	BellSouth Corp.	159,420
	TOTAL COMMON STOCKS (Cost $4,573,315)	4,841,936
Principal Value	**FIXED INCOME OBLIGATIONS - 29.50%**	
$ 150,000	Bank of America Corp., 7.400%, 01/15/11	171,869
150,000	Commercial Credit Co., 6.625%, 06/01/15	168,609
200,000	Fannie Mae, 7.125%, 03/15/07	210,971
300,000	New Plan Excel, 7.40%, 09/15/09	331,541
275,000	U.S. Treasury Notes, 6.500%, 08/15/05	276,203
300,000	U.S. Treasury Notes, 6.125%, 08/15/07	315,164
200,000	U.S. Treasury Notes, 1.875%, 01/31/06	198,297
200,000	U.S. Treasury Notes, 6.000%, 08/15/09	217,367
350,000	U.S. Treasury Notes, 5.625% 02/15/06	354,936
	TOTAL FIXED INCOME OBLIGATIONS (Cost $2,193,440)	2,244,957
Shares	**MONEY MARKET SECURITIES - 5.50%**	
220,068	First American Treasury Obligation Funds, Class A	220,068
198,637	Firstar Money Market Federated Series Fund	198,637
		418,705
	TOTAL MONEY MARKET SECURITIES (Cost $418,705)	418,705
	TOTAL INVESTMENTS (Cost $7,185,460) - 98.63%	7,505,598
	Cash and other assets less liabilities - 1.37%	104,540
	TOTAL NET ASSETS - 100.00%	$ 7,610,138

* Non-income producing securities.
(a) American Depositary Receipt - A negotiable certificate issued by a U.S. bank representing a specific number of shares of a foreign stock traded on a U.S. exchange.

Income Tax Information
At June 30, 2005, the aggregate cost of investment securities for income tax purposes was $7,185,460. Net unrealized appreciation aggregated $320,138, of which $590,788 related to appreciated investment securities and $270,650 related to depreciated investment securities.

DEAN INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
June 30, 2005 (Unaudited)

Shares	COMMON STOCKS - 99.34%		Value
	Austria - 0.69%		
1,897	Erste Bank der Oesterreichischen Sparkassen AG	$	95,011
	Belgium - 1.43%		
2,500	KBC Bankverzekeringsholding		197,639
	Brazil - 6.17%		
5,500	All America Latina Logist-PR		161,844
5,466	Brasil Telecom Participacoes S.A. ADR (a)		197,323
7,800	Natura Cosmeticos S.A.		245,709
5,316	Petroleo Brasileiros ADR (a)		244,749
			849,625
	Canada - 2.71%		
2,602	Bank of Nova Scotia		86,124
3,246	Encana Corp.		128,086
47,021	Oncolytics Biotech, Inc. *		158,554
			372,764
	France - 8.59%		
480	Air Liquide		81,879
5,591	AXA		139,910
6,470	France Telecom		189,244
3,120	Sanofi-Aventis		256,475
1,636	Societe Generale		166,670
873	Total Fina Elf S.A.		205,356
1,730	Vinci S.A.		144,097
			1,183,631
	Germany - 7.11%		
7,268	Bayerische Hypo-Und Vereinsbank AG *		189,179
1,216	Celesio AG		95,396
2,875	Deutsche Postbank AG *		140,965
2,564	Dis Deutscher IndustryService AG		108,644
1,588	E.ON AG		141,651
1,851	Henkel KGAA Non-VTG		165,738
2,790	Metro AG Ord		138,453
			980,026
	Greece - 0.77%		
3,426	EFG Eurobank Ergasias		105,766
	Hong Kong - 1.01%		
96,000	China Netcom GRP Corp. HK Ltd. *		139,555

DEAN INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
June 30, 2005 (Unaudited) - (Continued)

Shares	COMMON STOCKS - 99.34% - continued	Value
	India - 0.85%	
3,927	Reliance Industries GDR (b)	$ 116,632
	Italy - 4.47%	
3,200	Assicurazioni Generali S.p.A.	99,952
11,175	Enel S.p.A.	97,409
4,747	Eni S.p.A.	122,468
54,445	Telecom Italia S.p.A.	141,386
29,391	Unicredito Italiano S.p.A.	155,406
		616,621
	Japan - 13.84%	
2,350	ACOM Co., Ltd.	150,785
10,200	Asahi Breweries, Ltd.	121,689
2,700	Canon, Inc.	142,298
2,100	Honda Motor Co., Ltd.	103,664
25	Japan Retail Fund	214,556
13	Japan Tobacco, Inc.	173,631
20	KDDI Corporation	92,591
7,500	Matsui Securities Co., Ltd.	80,679
14	Mitsubishi Tokyo Financial Group	118,888
1,800	NEC Electronics Corp.	81,220
19	Nippon Building Fund, Inc.	171,465
2,400	Promise Co. Ltd.	153,993
3,000	Secom Co. Ltd.	129,140
4,800	Toyota Motor Corp.	171,970
		1,906,569
	Malaysia - 1.16%	
57,500	Astro All Asia Networks PLC *	82,467
30,200	Maxis Communications BHD	77,089
		159,556
	Netherlands - 2.28%	
6,768	Asm Lithography Holding NV *	106,682
1,715	Royal Dutch Petroleum NV	112,119
3,767	TPG NV	95,543
		314,344
	Norway - 1.10%	
1,646	Norsk Hydro A.S.A.	151,060
	Russia - 0.98%	
8,200	AFK Sistema GDR * (b)	134,480

DEAN INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
June 30, 2005 (Unaudited) - (Continued)

Shares	COMMON STOCKS - 99.34% - continued	Value
	Singapore - 4.50%	
119,040	MobileOne Ltd.	$ 153,800
17,000	Singapore Airlines Ltd.	112,843
252,000	Singapore Post Ltd.	148,604
26,750	Singapore Press Holdings Ltd.	68,171
16,000	United Overseas Bank Ltd.	134,653
1,600	United Overseas Land Ltd. *	2,162
		620,233
	South Korea - 3.15%	
6,830	KT&G Corp. - 144A GDR (b)	126,355
4,320	KT&G Corp.	169,289
579	Samsung Electronics GDR (b)	138,526
		434,170
	Spain - 3.15%	
3,502	Abertis Infraestructuras S.A.	89,331
1,074	Acciona S. A.	106,620
3,377	Altadis S.A.	141,744
3,668	Iberdrola, S.A.	96,896
		434,591
	Sweden - 1.85%	
43,293	Ericsson LM *	139,154
8,551	Investor AB	116,072
		255,226
	Switzerland - 4.77%	
697	Nestlé S.A.	178,453
2,556	Novartis AG	121,804
1,016	Roche Holding AG Genusscheine	128,636
2,902	UBS AG	226,524
		655,417
	Taiwan - 3.21%	
6,540	Chunghwa Telecom Co. Ltd. ADR (a)	140,152
20,445	Fubon Financial Holdings Co. Ltd. GDR (b)	197,294
11,571	Taiwan Semiconductor - SP ADR * (a)	105,527
		442,973
	Thailand - 3.39%	
70,300	Advanced Information Service *	173,538
440,100	Bank of Ayudhya Public Company *	133,138
27,400	Siam Cement Co.	160,474
		467,150

DEAN INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
June 30, 2005 (Unaudited) - (Continued)

Shares	COMMON STOCKS - 99.34% - continued	Value
	United Kingdom - 22.16%	
20,243	Admiral Group PLC *	$ 135,159
2,561	Astrazeneca Ord PLC	106,085
20,042	BHP Billiton PLC	255,779
41,427	BP PLC	431,423
7,411	British American Tobacco PLC *	142,933
11,743	GlaxoSmithKline PLC	284,366
24,582	HSBC Holdings PLC *	392,149
3,002	Imperial Tobacco Group PLC	80,875
18,600	National Grid Transco PLC	180,366
45,478	O2 PLC *	111,066
35,305	Old Mutual PLC *	77,204
38,798	Shell Transportation & Trading Co. PLC	377,444
13,921	Smith & Nephew PLC	137,488
14,328	Tesco PLC	81,861
106,027	Vodafone Group PLC	258,463
		3,052,661
	TOTAL COMMON STOCKS (Cost $11,893,089)	$ 13,242,727
	WARRANTS - 0.00%	
	Canada - 0.00%	
9,200	Oncolytics Biotech, Inc. expiring 10/7/2005 * (c)	-
	TOTAL WARRANTS (Cost $210)	-
	MONEY MARKET SECURITIES - 0.43%	
59,757	Dreyfus Cash Management Fund	59,757
	TOTAL MONEY MARKET SECURITIES (Cost $59,757)	59,757
	TOTAL INVESTMENTS (Cost $11,953,056) - 99.77%	13,302,484
	Cash and other assets less liabilities - 0.23%	30,989
	TOTAL NET ASSETS - 100.00%	$ 13,333,473

* Non-income producing securities.
(a) American Depositary Receipt - A negotiable certificate issued by a U.S. bank representing a specific number of shares of a foreign stock traded on a U.S. exchange.
(b) Global Depositary Receipt - A negotiable certificate held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country.
(c) As of June 30, 2005, this security is currently valued at zero (according to fair value procedures approved by the Board of Trustees).

Income Tax Information
At June 30, 2005, the aggregate cost of investment securities for income tax purposes was $11,953,056. Net unrealized appreciation aggregated $1,792,401, of which $1,936,245 related to appreciated investment securities and $143,844 related to depreciated investment securities.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) as of a date within 90 days of the filing date of this Form N-Q, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(c) under the Investment Company Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Dean Family of Funds

By ___/s/ Stephen M. Miller_________________________

Stephen M. Miller, President

(Principal executive officer)

Date:  August 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By __/s/ Stephen M. Miller_________________________

Stephen M. Miller, President

(Principal executive officer)

Date: August 29, 2005

By __/s/ Debra E. Rindler______________________________

Debra E. Rindler, Secretary, Treasurer and Chief Compliance Officer
(Principal financial officer)

Date: August 29, 2005